Receivables - Summary of aging analysis of receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Aging Analysis Of Receivables [Line Items]
Trade receivables	$ 487	$ 31
Other current receivables	1,163	772
Total receivables and prepaid expenses	1,650	803
Less than 3 months
Disclosure Of Aging Analysis Of Receivables [Line Items]
Trade receivables	460	31
Other current receivables	303	203
Total receivables and prepaid expenses	763	234
3-6 months
Disclosure Of Aging Analysis Of Receivables [Line Items]
Trade receivables	25
Other current receivables	303
Total receivables and prepaid expenses	328
6-12 Months
Disclosure Of Aging Analysis Of Receivables [Line Items]
Trade receivables	2
Other current receivables	557	569
Total receivables and prepaid expenses	$ 559	$ 569